ACCUMULATED OTHER COMPREHENSIVE LOSS	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
ACCUMULATED OTHER COMPREHENSIVE LOSS

NOTE 8:    ACCUMULATED OTHER COMPREHENSIVE LOSS

The following is a summary of the components of “Accumulated other comprehensive loss,” net of related income taxes:

	February 24, 2013	November 25, 2012
	(Dollars in thousands)
Pension and postretirement benefits	$(327,052)	$(330,961)
Net investment hedge losses	(22,491)	(18,853)
Foreign currency translation losses	(58,520)	(55,423)
Unrealized gain on marketable securities	52	1,014

Accumulated other comprehensive loss	(408,011)	(404,223)
Accumulated other comprehensive income attributable to noncontrolling interest	9,751	10,412

Accumulated other comprehensive loss attributable to Levi Strauss & Co.	$(417,762)	$(414,635)

NOTE 15:    ACCUMULATED OTHER COMPREHENSIVE LOSS

Accumulated other comprehensive income (loss) is summarized below:

	Levi Strauss & Co.
		Translation Adjustments		Unrealized Gain (Loss) on Marketable Securities
	Pension and Postretirement Benefits(1)	Net Investment Hedges	Foreign Currency Translation		Total	Noncontrolling Interest	Totals
	(Dollars in thousands)
Accumulated other comprehensive income (loss) at November 29, 2009	$(176,880)	$(49,317)	$(21,595)	$(2,075)	$(249,867)	$9,945	$(239,922)

Gross changes	(34,625)	37,143	(20,833)	3,615	(14,700)	130	(14,570)
Tax	12,698	(14,215)	(4,701)	(1,383)	(7,601)	—	(7,601)

Other comprehensive income (loss), net of tax	(21,927)	22,928	(25,534)	2,232	(22,301)	130	(22,171)

Accumulated other comprehensive income (loss) at November 28, 2010	(198,807)	(26,389)	(47,129)	157	(272,168)	10,075	(262,093)

Gross changes	(92,480)	(3,758)	(10,881)	(1,149)	(108,268)	794	(107,474)
Tax	35,603	1,454	(3,068)	445	34,434	—	34,434

Other comprehensive income (loss), net of tax	(56,877)	(2,304)	(13,949)	(704)	(73,834)	794	(73,040)

Accumulated other comprehensive income (loss) at November 27, 2011	(255,684)	(28,693)	(61,078)	(547)	(346,002)	10,869	(335,133)

Gross changes	(119,450)	16,070	(4,755)	2,549	(105,586)	(457)	(106,043)
Tax	44,173	(6,230)	(2)	(988)	36,953	—	36,953

Other comprehensive income (loss), net of tax	(75,277)	9,840	(4,757)	1,561	(68,633)	(457)	(69,090)

Accumulated other comprehensive income (loss) at November 25, 2012	$(330,961)	$(18,853)	$(65,835)	$1,014	$(414,635)	$10,412	$(404,223)

(1)	Pension and postretirement benefit amounts primarily resulted from the actuarial losses recorded in conjunction with the year-end remeasurements of pension obligations, and were principally due to a decline in discount rates caused by changes in the financial markets, including a decrease in corporate bond yield indices.